Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 18,256	$ 956	$ 20,751
Investment securities available-for-sale:
Unrealized (losses) gains on investment securities available-for-sale, net of tax	(2,955)	6,048	(37,019)
Adjustment for losses on sale of investment securities, net of tax	0	9,148	0
Defined benefit pension plans:
Net gains arising during the year, net of tax	4,819	3,262	2,012
Amortization of net gains included in net periodic pension income, net of tax	(545)	(506)	0
Total other comprehensive income (loss)	1,319	17,952	(35,007)
Total comprehensive income (loss)	$ 19,575	$ 18,908	$ (14,256)